Assumptions Used to Determine Net Periodic Pension Costs (Detail) (Domestic)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Lower Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.00%	1.25%	1.75%
Expected long-term rate of return on plan assets (%)	2.00%	2.00%	1.25%
Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	2.00%	2.00%	2.00%
Expected long-term rate of return on plan assets (%)	2.20%	2.20%	2.20%